Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Contract Liabilities [Line Items]
Advances from customers	$ 298,785	$ 487,071	$ 2,123,540
Revenue recognize	(485,368)	(2,153,613)
Senior Care Services [Member]
Contract Liabilities [Line Items]
Advances from customers		230,520
Housekeeping Services [Member]
Contract Liabilities [Line Items]
Advances from customers	211,095	256,551
Educational consulting services [Member]
Contract Liabilities [Line Items]
Advances from customers	$ 87,690